Other Matters - Termination of Development Agreement (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 03, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Oil and Gas Delivery Commitments and Contracts
Payment to terminate contract		$ 0	$ 16,875	$ 0
Gain on termination of contract		0	16,205	0
Gain on disposition or impairment of assets, net		$ 17,104	208,890	$ (320,903)
Water solutions
Oil and Gas Delivery Commitments and Contracts
Payment to terminate contract	$ 49,600
Amortizable life	2 years
Increase in property, plant and equipment	$ 1,200
Intangible asset additions	3,300
Noncontrolling interest, increase from acquisition of assets	2,800
Payments for early extinguishment of liabilities	25,500		46,800
Release of liabilities, contract termination	$ 16,900
Gain on termination of contract			21,300
Gain on disposition or impairment of assets, net			$ 22,700